Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

At June 30, 2025 and December 31, 2024, inventories consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Purchased goods	$161,833	$171,227
Less: reserve for obsolete inventories	(20,953)	(16,756)
Total	$140,880	$154,471

Schedule of Reserve for Obsolete Inventories

The following table describes the movements in the reserve for obsolete inventories during the six months ended June 30, 2025 and 2024.

	2025	2024
	(Unaudited)	(Unaudited)
Balance at December 31,	$16,756	$17,234
Reserve for obsolete inventories	3,832	-
Foreign exchange difference	365	(404)
Balance at June 30 (Unaudited)	$20,953	$16,830